Hartford Disciplined Equity HLS Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
IA
Prospectus [Line Items]
Average Annual Return, Percent	14.32%	12.07%	13.46%
IB
Prospectus [Line Items]
Average Annual Return, Percent	14.01%	11.78%	13.18%
IC
Prospectus [Line Items]
Average Annual Return, Percent	13.75%	11.51%	12.90%